Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property And Equipment
Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7
Property and equipment consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Drillships and related equipment	$4,892,746	$4,020,792
Assets under construction	1,014,480	769,131
Other property and equipment	10,353	10,260
Property and equipment, cost	5,917,579	4,800,183
Accumulated depreciation	(485,756)	(288,029)
Property and equipment, net	$5,431,823	$4,512,154